Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio - Government Money Market Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 531,434,834
Holdings Count | Holdings	49
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 531,434,834
Total number of portfolio holdings	49

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion S ec urities, Inc. 07/01/2024 5.310%	8.5%
Tri-party TD Securities (USA) LLC 07/01/2024 5.310%	8.5%
Federal Home Loan Banks Discount Notes 07/22/2024 5.140%	4.7%
U.S. Treasury Bills 07/23/2024 5.150%	3.8%
Federal Home Loan Mortgage Corp. Discount Notes 07/08/2024 4.810%	3.2%
U.S. Treasury Bills 07/02/2024 4.010%	2.8%
U.S. Treasury Bills 07/05/2024 4.570%	2.8%
U.S. Treasury Bills 07/09/2024 4.870%	2.8%
U.S. Treasury Bills 07/18/2024 5.100%	2.8%
Federal Home Loan Banks Discount Notes 07/19/2024 5.100%	2.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion S ec urities, Inc. 07/01/2024 5.310%	8.5%
Tri-party TD Securities (USA) LLC 07/01/2024 5.310%	8.5%
Federal Home Loan Banks Discount Notes 07/22/2024 5.140%	4.7%
U.S. Treasury Bills 07/23/2024 5.150%	3.8%
Federal Home Loan Mortgage Corp. Discount Notes 07/08/2024 4.810%	3.2%
U.S. Treasury Bills 07/02/2024 4.010%	2.8%
U.S. Treasury Bills 07/05/2024 4.570%	2.8%
U.S. Treasury Bills 07/09/2024 4.870%	2.8%
U.S. Treasury Bills 07/18/2024 5.100%	2.8%
Federal Home Loan Banks Discount Notes 07/19/2024 5.100%	2.8%

Columbia Variable Portfolio - Government Money Market Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 531,434,834
Holdings Count | Holdings	49
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 531,434,834
Total number of portfolio holdings	49

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. D er
ivatives a
re e
xcluded from the tables unless otherwise noted. The Fund's portfolio composition is sub je
ct to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2024 5.310%	8.5%
Tri-party TD Securities (USA) LLC 07/01/2024 5.310%	8.5%
Federal Home Loan Banks Discount Notes 07/22/2024 5.140%	4.7%
U.S. Treasury Bills 07/23/2024 5.150%	3.8%
Federal Home Loan Mortgage Corp. Discount Notes 07/08/2024 4.810%	3.2%
U.S. Treasury Bills 07/02/2024 4.010%	2.8%
U.S. Treasury Bills 07/05/2024 4.570%	2.8%
U.S. Treasury Bills 07/09/2024 4.870%	2.8%
U.S. Treasury Bills 07/18/2024 5.100%	2.8%
Federal Home Loan Banks Discount Notes 07/19/2024 5.100%	2.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2024 5.310%	8.5%
Tri-party TD Securities (USA) LLC 07/01/2024 5.310%	8.5%
Federal Home Loan Banks Discount Notes 07/22/2024 5.140%	4.7%
U.S. Treasury Bills 07/23/2024 5.150%	3.8%
Federal Home Loan Mortgage Corp. Discount Notes 07/08/2024 4.810%	3.2%
U.S. Treasury Bills 07/02/2024 4.010%	2.8%
U.S. Treasury Bills 07/05/2024 4.570%	2.8%
U.S. Treasury Bills 07/09/2024 4.870%	2.8%
U.S. Treasury Bills 07/18/2024 5.100%	2.8%
Federal Home Loan Banks Discount Notes 07/19/2024 5.100%	2.8%

Columbia Variable Portfolio - Government Money Market Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the r ep orting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 531,434,834
Holdings Count | Holdings	49
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 531,434,834
Total number of portfolio holdings	49

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a p erce
ntage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2024 5.310%	8.5%
Tri-party TD Securities (USA) LLC 07/01/2024 5.310%	8.5%
Federal Home Loan Banks Discount Notes 07/22/2024 5.140%	4.7%
U.S. Treasury Bills 07/23/2024 5.150%	3.8%
Federal Home Loan Mortgage Corp. Discount Notes 07/08/2024 4.810%	3.2%
U.S. Treasury Bills 07/02/2024 4.010%	2.8%
U.S. Treasury Bills 07/05/2024 4.570%	2.8%
U.S. Treasury Bills 07/09/2024 4.870%	2.8%
U.S. Treasury Bills 07/18/2024 5.100%	2.8%
Federal Home Loan Banks Discount Notes 07/19/2024 5.100%	2.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2024 5.310%	8.5%
Tri-party TD Securities (USA) LLC 07/01/2024 5.310%	8.5%
Federal Home Loan Banks Discount Notes 07/22/2024 5.140%	4.7%
U.S. Treasury Bills 07/23/2024 5.150%	3.8%
Federal Home Loan Mortgage Corp. Discount Notes 07/08/2024 4.810%	3.2%
U.S. Treasury Bills 07/02/2024 4.010%	2.8%
U.S. Treasury Bills 07/05/2024 4.570%	2.8%
U.S. Treasury Bills 07/09/2024 4.870%	2.8%
U.S. Treasury Bills 07/18/2024 5.100%	2.8%
Federal Home Loan Banks Discount Notes 07/19/2024 5.100%	2.8%